LOANS (excluding covered loans) (Tables) (Non Covered Loans)	12 Months Ended
Dec. 31, 2012
Non Covered Loans
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$803,351	$64,866	$1,307,370	$2,175,587
Special Mention	29,663	65	38,516	68,244
Substandard	28,019	8,586	71,122	107,727
Doubtful	0	0	0	0
Total	$861,033	$73,517	$1,417,008	$2,351,558

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$310,341	$56,358	$364,248	$84,490	$815,437
Nonperforming	7,869	452	3,252	496	12,069
Total	$318,210	$56,810	$367,500	$84,986	$827,506

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$799,471	$89,072	$1,110,718	$1,999,261
Special Mention	37,547	1,751	28,994	68,292
Substandard	19,435	24,151	93,355	136,941
Doubtful	528	0	0	528
Total	$856,981	$114,974	$1,233,067	$2,205,022

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$279,958	$67,136	$356,887	$48,942	$752,923
Nonperforming	8,022	407	2,073	0	10,502
Total	$287,980	$67,543	$358,960	$48,942	$763,425

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 – 59 Days past due	60 – 89 Days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$1,770	$832	$4,197	$6,799	$854,234	$861,033	$0
Real estate - construction	0	0	892	892	72,625	73,517	0
Real estate - commercial	2,549	1,931	27,966	32,446	1,384,562	1,417,008	0
Real estate - residential	6,071	1,463	6,113	13,647	304,563	318,210	0
Installment	280	148	344	772	56,038	56,810	0
Home equity	1,311	869	1,440	3,620	363,880	367,500	0
Other	386	168	708	1,262	83,724	84,986	212
Total	$12,367	$5,411	$41,660	$59,438	$3,119,626	$3,179,064	$212

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,964	$96	$7,473	$10,533	$846,448	$856,981	$0
Real estate - construction	47	0	17,004	17,051	97,923	114,974	0
Real estate - commercial	4,940	2,102	16,654	23,696	1,209,371	1,233,067	0
Real estate - residential	8,602	236	7,012	15,850	272,130	287,980	0
Installment	437	53	355	845	66,698	67,543	0
Home equity	1,304	246	1,637	3,187	355,773	358,960	0
Other	495	231	191	917	48,025	48,942	191
Total	$18,789	$2,964	$50,326	$72,079	$2,896,368	$2,968,447	$191

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2012 and 2011.

	Years ended December 31,
	2012			2011
	Total TDRs			Total TDRs
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial	23	$8,955	$7,050	4	$2,675	$2,673
Real estate - construction	0	0	0	1	1,193	1,193
Real estate - commercial	28	11,018	7,201	9	3,251	3,150
Real estate - residential	22	1,572	1,578	16	1,790	1,811
Installment	0	0	0	2	114	114
Home equity	22	753	753	1	101	101
Total	95	$22,298	$16,582	33	$9,124	$9,042

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2012 and 2011.

	Years Ended December 31,
(Dollars in thousands)	2012 (2)	2011 (2)
Extended maturities	$8,838	$3,539
Adjusted interest rates	220	338
Combination of rate and maturity changes	1,403	1,487
Forbearance	3,261	3,563
Other (1)	2,860	115
Total	$16,582	$9,042
 __________________________________________
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.
(2) Balances are as of year end.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following table provides information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification:

	Years ended December 31,
	2012		2011
(Dollars in thousands)	Number of Loans	Period End Balance	Number of Loans	Period End Balance
Commercial	2	$1,646	0	$0
Real estate - construction	1	301	1	6,229
Real estate - commercial	3	767	3	2,274
Real estate - residential	0	0	2	255
Installment	0	0	0	0
Home equity	0	0	0	0
Total	6	$2,714	6	$8,758

Nonaccrual, Restructured and Impaired Loans
Loans placed on nonaccrual status and TDRs are considered impaired. The following table provides information on impaired loans as of December 31:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$10,562	$7,809	$13,729
Real estate-construction	950	10,005	12,921
Real estate-commercial	31,002	28,349	28,342
Real estate-residential	5,045	5,692	4,607
Installment	376	371	150
Home equity	2,499	2,073	2,553
Other	496	0	0
Nonaccrual loans	50,930	54,299	62,302
Troubled debt restructurings
Accruing	10,856	4,009	3,508
Nonaccrual	14,111	18,071	14,105
Total troubled debt restructurings	24,967	22,080	17,613
Total impaired loans	$75,897	$76,379	$79,915

Interest income effect
Gross amount of interest that would have been recorded under original terms	$4,842	$5,500	$5,462
Interest included in income
Nonaccrual loans	508	468	1,772
Troubled debt restructurings	617	299	521
Total interest included in income	1,125	767	2,293
Net impact on interest income	$3,717	$4,733	$3,169

Commitments outstanding to borrowers with nonaccrual loans	$3,489	$0	$77

Investment in Impaired Loans
First Financial's investment in impaired loans is as follows:

	As of December 31, 2012
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$14,961	$17,269	$0	$9,337	$215
Real estate - construction	462	672	0	3,857	15
Real estate - commercial	15,782	21,578	0	15,554	277
Real estate - residential	9,222	10,817	0	8,463	81
Installment	452	556	0	452	2
Home equity	3,251	4,132	0	2,423	19
Other	326	326	0	65	0

Loans with an allowance recorded
Commercial	3,560	4,252	1,151	5,350	161
Real estate - construction	1,640	2,168	838	5,033	81
Real estate - commercial	24,014	25,684	7,155	25,499	235
Real estate - residential	1,956	2,003	290	2,278	38
Installment	0	0	0	0	0
Home equity	101	101	2	81	1
Other	170	170	92	34	0

Total
Commercial	18,521	21,521	1,151	14,687	376
Real estate - construction	2,102	2,840	838	8,890	96
Real estate - commercial	39,796	47,262	7,155	41,053	512
Real estate - residential	11,178	12,820	290	10,741	119
Installment	452	556	0	452	2
Home equity	3,352	4,233	2	2,504	20
Other	496	496	92	99	0
Total	$75,897	$89,728	$9,528	$78,426	$1,125

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

	As of December 31, 2010
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$9,375	$12,008	$0	$7,432	$228
Real estate - construction	4,925	8,458	0	9,935	98
Real estate - commercial	17,431	21,660	0	14,113	804
Real estate - residential	5,854	6,447	0	6,611	84
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74

Loans with an allowance recorded
Commercial	4,354	6,090	2,017	10,423	77
Real estate - construction	14,407	18,261	3,716	11,063	378
Real estate - commercial	16,693	19,799	4,347	13,391	392
Real estate - residential	4,173	4,264	336	2,727	152

Total
Commercial	13,729	18,098	2,017	17,855	305
Real estate - construction	19,332	26,719	3,716	20,998	476
Real estate - commercial	34,124	41,459	4,347	27,504	1,196
Real estate - residential	10,027	10,711	336	9,338	236
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74
Total	$79,915	$100,511	$10,416	$78,219	$2,293

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$11,317	$17,907	$4,145
Additions
Commercial	6,741	1,328	17,520
Residential	2,540	2,904	1,130
Total additions	9,281	4,232	18,650
Disposals
Commercial	3,572	3,916	2,315
Residential	1,921	2,536	1,674
Total disposals	5,493	6,452	3,989
Write-downs
Commercial	2,290	4,042	727
Residential	289	328	172
Total write-downs	2,579	4,370	899
Balance at end of year	$12,526	$11,317	$17,907